DEBT - CSC Holdings Credit Facilities (Details)						1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Jan. 08, 2018 USD ($)	Mar. 15, 2017 USD ($)	Apr. 26, 2016 USD ($)	Apr. 17, 2013 USD ($)	Oct. 12, 2012 USD ($)	Jan. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)	Oct. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 20, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 11, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 21, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds from Lines of Credit									$ 1,642,500,000		$ 225,000,000		$ 5,593,675,000	$ 5,510,256,000
Principal Amount									5,733,013,000				4,693,675,000
Credit facility									5,690,002,000				4,643,523,000	3,444,790,000
Line of credit facility, aggregate principal amount					$ 480,000,000
Repayments of lines of credit			$ 1,477,200,000
Redemption of debt amount									1,057,019,000		0		1,729,400,000	0
Loss on extinguishment of debt and write-off of deferred financing costs		$ 18,976,000							4,705,000		0		600,240,000	127,649,000
Cash distributions to shareholders	$ 1,500,000,000									$ 839,700,000			840,035,000	445,176,000
Repayments of Lines of Credit									610,663,000		$ 183,288,000		4,411,581,000	9,133,543,000
Credit facility debt									53,900,000				42,650,000	33,150,000
Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate					2.50%
Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate					3.50%
Senior Notes
Debt Instrument [Line Items]
Principal Amount									16,239,245,000				16,289,245,000
CSC Holdings 8.625% Notes due September 15, 2017 | Senior Notes
Debt Instrument [Line Items]
Redemption of debt amount							$ 500,000,000
5.5% Notes due April 15, 2027 | Senior Notes
Debt Instrument [Line Items]
Principal Amount									$ 1,310,000,000				$ 1,310,000,000			$ 1,310,000,000
Stated interest rate									5.50%				5.50%			5.50%
Deferred financing costs																$ 5,575,000
8.625% Notes due September 15, 2017 | Senior Notes
Debt Instrument [Line Items]
Principal Amount													$ 0
Stated interest rate							8.625%						8.625%
CSC Credit Facilities
Debt Instrument [Line Items]
Percentage of proceeds from asset sales required to pay down term loans													100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met													50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled													0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt													4.5
Line of credit facility, covenant, leverage ratio													5.0
Line of credit facility, covenant, minimum undrawn letters of credit													$ 15,000,000
Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate												3.25%
Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate									0.00%				4.75%
Letters of credit outstanding									$ 115,973,000				$ 115,973,000
Line of credit facility, remaining borrowing capacity									2,184,027,000				1,734,027,000
Proceeds from Lines of Credit						$ 150,000,000
Principal Amount									0				450,000,000
Credit facility									$ 0				425,488,000	145,013,000
Line of credit facility, aggregate principal amount																	$ 2,300,000,000
Repayments of lines of credit													1,075,256,000
Proceeds from credit facility debt										$ 500,000,000			1,350,000,000
Cash distributions to shareholders													$ 500,000,000
Line of credit facility periodic payment, percentage of principal													0.25%
Line of credit facility, periodic payment amount													$ 7,500,000
Repayments of Lines of Credit						600,000,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate													2.25%
Revolving Credit Facility | CSC Holdings Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate													3.25%
Revolving Credit Facility | Cequel Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate									0.00%				0.00%
Letters of credit outstanding									$ 13,500,000				$ 13,500,000
Line of credit facility, remaining borrowing capacity									336,500,000				336,500,000
Principal Amount									0				0
Credit facility									$ 0				0	0
Line of credit facility, aggregate principal amount													$ 350,000,000
Revolving Credit Facility | Cequel Revolving Credit Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate													2.25%
Revolving Credit Facility | Cequel Revolving Credit Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate													3.25%
Term Loan
Debt Instrument [Line Items]
Deferred financing costs															$ 7,249,000
Issue Discount															$ 6,250,000
Repayments of lines of credit				$ 2,030,699,000	$ 480,000,000
Term Loan | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate												2.25%
Term Loan | CSC Holdings Term Loan Facility
Debt Instrument [Line Items]
Stated interest rate									4.04%				3.74%
Principal Amount		3,000,000,000				$ 1,500,000,000			$ 2,977,500,000				$ 2,985,000,000
Issued percentage of par						99.50%
Credit facility									$ 2,960,859,000				2,967,818,000	2,486,874,000
Line of credit facility, aggregate principal amount													3,000,000,000
Write-off the deferred financing costs and the unamortized discount								$ 102,894,000
Deferred financing costs													7,249,000
Issue Discount													$ 6,250,000
Line of credit facility, increase in borrowing capacity		500,000,000
Repayments of lines of credit							$ 2,493,750,000
Term Loan | CSC Holdings Term Loan Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate						1.50%							1.25%
Term Loan | CSC Holdings Term Loan Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate						2.50%							2.25%
Term Loan | CSC Holdings Incremental Term Loan Facility
Debt Instrument [Line Items]
Stated interest rate									4.28%
Principal Amount									$ 1,500,000,000				$ 0
Credit facility									$ 1,481,825,000				$ 0
Term Loan | Cequel Term Loan Facility
Debt Instrument [Line Items]
Stated interest rate									4.13%				3.82%
Principal Amount									$ 1,255,513,000				$ 1,258,675,000
Credit facility		812,963,000							$ 1,247,318,000				1,250,217,000	$ 812,903,000
Line of credit facility, aggregate principal amount		1,265,000,000											$ 1,265,000,000
Line of credit facility, increase in borrowing capacity		450,000,000
Loss on extinguishment of debt and write-off of deferred financing costs		$ 28,684,000
Line of credit facility periodic payment, percentage of principal													0.25%
Line of credit facility, periodic payment amount													$ 3,163,000
Term Loan | Cequel Term Loan Facility | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate													1.25%
Term Loan | Cequel Term Loan Facility | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate													2.25%